LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 98	$ 1,287	$ 2,033
Additions	327	98	1,017
Proceeds from Sale of Other Real Estate	192	1,278	2,076
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	42	9	(313)
Balance at end of year	191	98	1,287
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	0	98	510
Proceeds from Sale of Other Real Estate	98	947	217
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	0	9	(448)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	327	0	507
Proceeds from Sale of Other Real Estate	94	331	1,859
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	$ 42	$ 0	$ 135